Dynamic Alternatives Fund
Schedule of Investments
June 30, 2023
(Unaudited)
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					Initial		Available
		% of			Acquisition	Redemption	Redemption
Portfolio Funds*	Shares	Net Assets	Cost(1)	Fair Value	Date	Frequency(2)	Date

Hedge Funds

Centiva Offshore Fund, Ltd., Class A, Series 0621	48,235	6.4%	$ 5,062,774	$ 5,196,925	11/1/2022	Quarterly	9/30/2023	(3)
Centiva Offshore Fund, Ltd., Class A, Series 0323	6,000	0.7%	600,000	604,506	3/1/2023	Quarterly	9/30/2023	(3)
Centiva Offshore Fund, Ltd., Class A, Series 0523	5,000	0.6%	500,000	507,030	5/1/2023	Quarterly	9/30/2023	(3)
Centiva Offshore Fund, Ltd., Class A, Series 0623	7,500	0.9%	750,000	756,566	6/1/2023	Quarterly	9/30/2023	(3)
	66,735	8.6%	6,912,774	7,065,027

Corbin Hedged Equity Fund, LP		10.6%	8,456,299	8,609,804	11/1/2022	Monthly	7/31/2023	(4)

Mission Crest Macro Fund, Ltd., Class C, Series 0123 (5)	5,000	5.9%	5,000,000	4,780,365	1/3/2023	Monthly	7/31/2023
Mission Crest Macro Fund, Ltd., Class C, Series 0323 (5)	600	0.7%	600,000	582,959	3/1/2023	Monthly	7/31/2023
	5,600	6.6%	5,600,000	5,363,324

Pinehurst Institutional Ltd., Class B1, Series 145 (5)	1,465	3.4%	2,662,774	2,799,376	11/1/2022	Quarterly	9/30/2023	(3)
Pinehurst Institutional Ltd., Class B1, Series 146 (5)	633	1.5%	1,150,000	1,208,420	12/1/2022	Quarterly	9/30/2023	(3)
Pinehurst Institutional Ltd., Class B1, Series 147 (5)	265	0.6%	500,000	505,230	3/1/2023	Quarterly	9/30/2023	(3)
Pinehurst Institutional Ltd., Class B1, Series 148 (5)	267	0.6%	500,000	509,199	5/1/2023	Quarterly	9/30/2023	(3)
Pinehurst Institutional Ltd., Class B1, Series 149 (5)	397	0.9%	750,000	757,425	6/1/2023	Quarterly	9/30/2023	(3)
	3,027	7.0%	5,562,774	5,779,650

Total Investments - Hedge Funds		32.8%	26,531,847	26,817,805

Private Equity

AMG Pantheon Fund, LLC, Class 2	397,509	10.8%	8,218,011	8,761,107	11/1/2022	Quarterly	9/30/2023

Structured Credit

Waterfall Eden Fund, Ltd., Class B, Series 1 (5)	5,500	6.7%	5,500,000	5,463,457	3/1/2023	Quarterly	9/30/2023	(3)
Waterfall Eden Fund, Ltd., Class B, Series 2 (5)	1,000	1.5%	1,200,000	1,205,603	4/1/2023	Quarterly	9/30/2023	(3)
Waterfall Eden Fund, Ltd., Class B, Series 3 (5)	750	0.9%	750,000	747,375	6/1/2023	Quarterly	9/30/2023	(3)
	7,250	9.1%	7,450,000	7,416,435

Private Credit

NB Credit Opportunities II Cayman LP (6)		3.0%	2,280,452	2,435,000	6/1/2023	N/A	N/A

Total Investments - Portfolio Funds		55.7%	44,480,310	45,430,347

Interval Funds

Private Credit

Cliffwater Corporate Lending Fund	1,203,967	15.9%	12,719,571	12,930,608	11/1/2022	Quarterly	8/14/2023

Business Development Companies

Blackstone Private Credit Fund, Class I	366,394	11.2%	9,100,000	9,108,559	2/1/2023	Quarterly	9/30/2023

Open-End Mutual Funds

Structured Credit

Axonic Strategic Income Fund, Institutional Class	658,932	7.1%	5,812,774	5,785,420

FPA New Income, Inc.	553,779	6.4%	5,250,000	5,260,901

Total Investments - Open-End Mutual Funds		13.5%	11,062,774	11,046,321

Money Market Funds

Goldman Sachs Financial Square Government Fund, Institutional Class, 5.14% (7)	7,459,417	9.2%	7,459,417	7,459,417

U.S. Treasury Obligations	Principal Amount

United States Treasury Bill, 4.84%, 7/25/2023 (8)	$ 2,509,000	3.1%	2,500,936	2,501,322

Total Investments		108.6%	$ 87,323,008	$ 88,476,574

Liabilities in Excess of Other Assets		(8.6)%		(7,021,349)

Net Assets		100.0%		$ 81,455,225

* Non-income producing security.
(1) There were no unfunded capital commitments as of June 30, 2023.
(2) Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g., a soft or hard lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 10 to 100 days.
(3) Subject to 25% investor level quarterly gate.
(4) Subject to 10% investor level monthly gate.
(5) Security is being fair valued in accordance with the Fund’s valuation procedures.
(6) Subject to eight year hard lock-up, with three one-year extensions.
(7) Rate disclosed is the seven day effective yield as of June 30, 2023.
(8) The rate shown represents effective yield at time of purchase.